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                                          UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     05/11/2010
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            57

Form 13F Information Table Value Total:    $2,616,179

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     9967  174570  SH       SOLE                174570
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    39620  587396  SH       SOLE                587206
ENI SPONSORED ADR              ADR              26874R108      688   14655  SH       SOLE                 14655
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    38317  994736  SH       SOLE                994736
HEINEKEN HOLDINGS 'A' ADRS     ADR                B0DM8G4    18634  428377  SH       SOLE                427796
HEINEKEN NV ADR                ADR                2419176    19064  740549  SH       SOLE                740549
NOVARTIS AG ADR                ADR              66987V109    21591  399102  SH       SOLE                398752
SK TELECOM - ADR               ADR              78440P108   120456 6978939  SH       SOLE               6978249
UNILEVER ( ul )                ADR              904767704     8717  297720  SH       SOLE                297720
UNILEVER (UN)                  ADR              904784709    42197 1399108  SH       SOLE               1398645
COCA-COLA HELLENIC BOTTLING    COM                4420723    20934  775107  SH       SOLE                775107
HONDA MOTOR CO LTD             COM                6435145   124462 3524155  SH       SOLE               3524155
3M CO                          COM              88579Y101    80562  964012  SH       SOLE                963882
ACMAT CORP CLASS A             COM              004616207      843   51890  SH       SOLE                 51890
ALTRIA GROUP, INC.             COM              02209S103     8842  430875  SH       SOLE                430875
AMERICAN EXPRESS COMPANY       COM              025816109    16920  410079  SH       SOLE                410079
AMERICAN NATIONAL INSURANCE CO COM              028591105    70507  620987  SH       SOLE                620857
ARTHUR J GALLAGHER             COM              363576109     1823   74254  SH       SOLE                 74254
AT&T INC                       COM              00206R102     8789  340133  SH       SOLE                340133
AUTOMATIC DATA PROCESSING      COM              053015103     1733   38965  SH       SOLE                 38965
AVATAR HOLDINGS INC            COM              053494100     7952  365767  SH       SOLE                365767
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   149814    1230  SH       SOLE                  1230
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    12771  157137  SH       SOLE                156988
BROWN AND BROWN INC.           COM              115236101    46162 2575988  SH       SOLE               2575528
CINTAS CORP.                   COM              172908105    15630  556211  SH       SOLE                556211
COCA COLA COMPANY              COM              191216100     8302  150939  SH       SOLE                150939
COMCAST CORP - CLASS A         COM              20030N101      619   32850  SH       SOLE                 32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200   138436 7703736  SH       SOLE               7702737
CONOCOPHILLIPS                 COM              20825c104   128234 2506042  SH       SOLE               2505829
DEVON ENERGY                   COM              25179M103    76616 1189134  SH       SOLE               1188947
EMERSON ELECTRIC COMPANY       COM              291011104   145931 2898904  SH       SOLE               2898549
EXXON MOBIL CORPORATION        COM              30231G102      206    3070  SH       SOLE                  3070
FEDERATED INVESTORS INC (PA.)  COM              314211103    51130 1938221  SH       SOLE               1937999
FINISHMASTER                   COM              31787p108     1305   75560  SH       SOLE                 75560
G & K SERVICES INC             COM              361268105     6473  250017  SH       SOLE                249807
GENUINE PARTS CO               COM              372460105    37962  898721  SH       SOLE                898721
HENRY SCHEIN INC               COM              806407102    25384  430964  SH       SOLE                430826
HOME DEPOT INC                 COM              437076102   116907 3613825  SH       SOLE               3613263
JEFFERIES GROUP INC. NEW       COM              472319102     1742   73605  SH       SOLE                 73605
KRAFT FOODS INC-A              COM              50075n104      358   11852  SH       SOLE                 11852
LEUCADIA NATIONAL CORP         COM              527288104    28669 1155525  SH       SOLE               1155525
MCDONALDS CORP                 COM              580135101     6632   99404  SH       SOLE                 99404
NATIONAL WESTERN LIFE INS CO   COM              638522102    26015  141120  SH       SOLE                141120
NORFOLK SOUTHERN CORP          COM              655844108    44526  796678  SH       SOLE                796553
RAYONIER INC                   COM              754907103     1504   33112  SH       SOLE                 39840
SYSCO CORP                     COM              871829107     9817  332768  SH       SOLE                332768
TORCHMARK CORP                 COM              891027104    39449  737234  SH       SOLE                737234
TOWERS WATSON                  COM              891894107    12833  270166  SH       SOLE                270166
TRANSATLANTIC HLDGS            COM              893521104    84690 1603983  SH       SOLE               1603695
UNIFIRST CORP                  COM              904708104    39049  758232  SH       SOLE                758037
UNION PACIFIC                  COM              907818108    76910 1049244  SH       SOLE               1049244
US BANCORP                     COM              902973304    22016  850700  SH       SOLE                850700
WAL-MART STORES INC            COM              931142103    92519 1664017  SH       SOLE               1663690
COCA COLA FEMSA                COM              191241108   156797 2359628  SH       SOLE               2359538
JOHNSON & JOHNSON              COM              478160104   111679 1712863  SH       SOLE               1712328
PHILIP MORRIS INTERNATIONAL    COM              718172109   235724 4519256  SH       SOLE               4518791
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